Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 301,159	$ 301,159	$ 21,409
Accumulated depreciation	(19,461)	(17,135)	(16,350)
Property and equipment, net	281,698	284,024	5,059
Land [Member]
Property, Plant and Equipment [Line Items]
Total	235,223	235,223
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	50,514	50,514
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	5,935	5,935	10,747
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	7,912	7,912	3,639
Shipping and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,575	$ 1,575	$ 7,023